Share-based awards and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of stock options activity
The following table presents a summary of our share option activity:

	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Balance as of January 1, 2024	30,917,455	2.25	7	3,074
Granted	9,810,235	0.33
Exercised (1)	956,335	0.06
Cancelled/Expired	5,316,440	6.60
Balance as of December 31, 2024	34,454,915	0.99	7	3,661
Exercisable as of December 31, 2024	8,017,525	3.11	11	821
(1) Inclusive of 756,200 options withheld due to net share settlements to satisfy required employee tax withholding requirements. Potential shares which had been convertible under options that were withheld under net share settlements remain in the authorized but unissued pool under the 2016 Omnibus Incentive Plan and can be issued by the Company. Total payments for the employees' tax obligations to the taxing authorities due to net share settlements are reflected as a financing activity within the consolidated statements of cash flows.
The following table summarizes information about share options vested and expected to vest as of December 31, 2024:

Fully Vested and Expected to Vest	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Outstanding	23,574,915	1.28	8	2,549
Currently Exercisable	8,017,525	3.11	11	821

Schedule of RSU activity
The following table presents a summary of our restricted stock units (RSUs):

	RSUs	Weighted Average Grant Date Fair Value	Remaining contractual life
		(in €)	(in years)
Balance as of January 1, 2024	2,202,775	1.79	6
Granted	6,595,705	0.43
Vested (1)	4,026,675	0.87
Cancelled	795,005	0.95
Balance as of December 31, 2024	3,976,800	0.63	6
(1) Inclusive of 1,086,450 RSUs withheld due to net share settlements to satisfy required employee tax withholding requirements. Potential shares which had been convertible under RSUs that were withheld under net share settlements remain in the authorized but unissued pool under the 2016 Omnibus Incentive Plan and can be issued by the Company. Total payments for the employees' tax obligations to the taxing authorities due to net share settlements are reflected as a financing activity within the consolidated statements of cash flows.

Schedule of stock options valuation assumptions
The fair value of share awards granted during the years ended December 31, 2024, 2023 and 2022, were estimated at the date of grant using appropriate valuation techniques, including the Black-Scholes and Monte Carlo simulation pricing models, assuming the following weighted average assumptions:

	Year ended December 31,
	2024	2023	2022
Risk-free interest rate	3.90%	3.31%	1.04%
Expected volatility	67%	68%	69%
Expected life (in years)	4.78	4.96	4.31
Dividend yield	—%	—%	—%
Weighted-average estimated fair value of options granted during the year	€0.35	€0.67	€1.33

Schedule of share-based payment arrangement, expensed and capitalized
The following table presents the amount of share-based compensation expense included in our consolidated statements of operations during the periods presented:

	Year ended December 31,
(in thousands)	2024	2023	2022
Equity Classified	€7,084	€8,215	€15,342
Liability Classified	1,367	1,290	—
Total share-based compensation expense	€8,451	€9,505	€15,342